UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2008

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2008

Legg Mason Partners
Variable Global Equity
Portfolio

Managed by BATTERYMARCH

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Portfolio objective

The Portfolio’s investment objective is long-term capital growth. Dividend income, if any, is incidental to this objective.

What’s inside

Letter from the chairman	I

Portfolio at a glance	1

Portfolio expenses	2

Schedule of investments	4

Statement of assets and liabilities	14

Statement of operations	15

Statements of changes in net assets	16

Financial highlights	17

Notes to financial statements	18

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Batterymarch Financial Management, Inc. (“Batterymarch”) is the Portfolio’s subadviser. LMPFA and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster during the six-month reporting period ended June 30, 2008. Looking back, third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.8%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was -0.2%. First quarter 2008 GDP growth was a modest 0.9%. The advance estimate for second quarter 2008 GDP growth was 1.9%.

The debate continues as to whether or not the U.S. will fall into a recession. However, it is a moot point for many people, as the job market continues to weaken and soaring energy and food prices are tempering consumer spending. In terms of the employment picture, the U.S. Department of Labor reported that payroll employment declined in each of the first six months of 2008, and the unemployment rate rose to 5.5% in May, its highest level since October 2004. Oil prices surpassed $140 a barrel in June 2008, with the average price for a gallon of gas exceeding $4 for the first time ever.ii These factors, coupled with a sputtering housing market, contributed to the Consumer Confidence Index falling for the sixth consecutive month in June 2008, reaching its lowest level since 1992.iii

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)iv to take aggressive and, in some cases, unprecedented actions. Beginning in September 2007, the Fed reduced the federal funds ratev from 5.25% to 4.75%. This marked the first such reduction since June 2003. The Fed then reduced the federal funds rate on six additional occasions through April 2008, bringing the federal funds rate to 2.00%. However, the Fed then shifted gears in the face of mounting inflationary prices and a weakening U.S. dollar. At its meeting in June, the Fed held rates steady and stated: “Recent information indicates that overall economic activity continues to expand, partly reflecting some firming in household spending. However, labor markets have softened further and financial markets remain under considerable stress. Tight credit conditions, the ongoing housing contraction, and the rise in energy prices are likely to weigh on economic growth over the next few quarters.”

Legg Mason Partners Variable Global Equity Portfolio   I

Letter from the chairman continued

In addition to the interest rate cuts, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

The U.S. stock market was not for the faint of heart during the reporting period. Stock prices fell during the first three months of the reporting period due, in part, to the severe credit crunch, weakening corporate profits, rising inflation and fears of an impending recession. The market then reversed course and posted positive returns in April and May 2008. The market’s rebound was largely attributed to hopes that the U.S. would skirt a recession and that corporate profits would rebound as the year progressed. Stock prices then moved sharply lower in June, with the S&P 500 Indexvi falling 8.43% for the month. This represented its worst monthly performance since September 2002 and its weakest month of June since the Great Depression in 1930. All told, the S&P 500 Index returned -11.91% during the six-month reporting period ended June 30, 2008, and as of that date was almost 20% lower than its peak in October 2007.

While international equities outperformed their U.S. counterparts during the reporting period, they also generated poor results. During the six-month period ended June 30, 2008, the MSCI EAFE Indexvii returned -10.96%. As was the case in the U.S., international equities experienced periods of extreme volatility. The MSCI EAFE Index’s declines in January, March and June were more than enough to offset its gains in February, April and May. Concerns about decelerating economic growth, rising inflation, weakening corporate profits and the falling U.S. dollar took their toll on international equity prices.

II   Legg Mason Partners Variable Global Equity Portfolio

Performance review
For the six months ended June 30, 2008, Legg Mason Partners Variable Global Equity Portfolio1 returned -9.83%. The Portfolio’s unmanaged benchmark, the MSCI World Indexviii, returned -10.57% for the same period. The Portfolio’s former additional benchmarks, the Russell 3000 Indexix and the MSCI EAFE Index, returned -11.05% and -10.96%, respectively, over the same time frame. The Lipper Variable Global Core Funds Category Average2 returned -11.82% for the same period.

PERFORMANCE SNAPSHOT as of June 30, 2008 (unaudited)

6 MONTHS
(not annualized)
Variable Global Equity Portfolio[1]	-9.83%

MSCI World Index	-10.57%

Russell 3000 Index	-11.05%

MSCI EAFE Index	-10.96%

Lipper Variable Global Core Funds Category Average[2]	-11.82%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Portfolio’s most current prospectus dated April 28, 2008, the gross total operating expenses were 1.19%.

As a result of an expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00%. This expense limitation may be reduced or terminated at any time.

Special shareholder notice
On February 6, 2008, the Board of Trustees approved the appointment of Batterymarch Financial Management, Inc. (“Batterymarch”) as the Portfolio’s new subadviser. Effective April 28, 2008, Batterymarch provides the day-to-day portfolio management of the Portfolio. Batterymarch has offices at John
1 The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.
2 Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2008 including the reinvestment of all distributions, including returns of capital, if any, calculated among the 41 funds in the Portfolio’s Lipper Category.

Legg Mason Partners Variable Global Equity Portfolio   III

Letter from the chairman continued

Hancock Tower, 200 Clarendon Street, Boston, Massachusetts 02116. As of December 31, 2007, Batterymarch had aggregate assets under management of approximately $29.79 billion. Batterymarch is a wholly-owned subsidiary of Legg Mason, Inc.

At Batterymarch, all portfolios are managed on a collaborative basis using a systematic, rules-based approach. The portfolio managers oversee the effectiveness of the overall investment process, including stock ranking and selection, portfolio construction and trading, and review trades before execution. Batterymarch’s Global Developed Markets Equity team manages this Portfolio. Members of the investment team may change from time to time. Adam J. Petryk, CFA is Senior Director and Global Investment Strategist of the Global Developed Markets Equity team. Michael McElroy, CFA is Director of the Global Developed Markets Equity team and Senior Portfolio Manager. Mr. Petryk and Mr. McElroy have leadership responsibility for the day-to-day management of the Portfolio. They are responsible for the strategic oversight of the Portfolio’s investments. Their focus is on portfolio structure, and they are primarily responsible for ensuring that the Portfolio complies with its investment objectives, guidelines and restrictions and Batterymarch’s current investment strategies.

Mr. McElroy has been employed by Batterymarch since 2006 and the Portfolio’s previous subadviser, ClearBridge Advisors, LLC, since 2007. He has managed this Portfolio since November 2007. Mr. McElroy was previously at Citigroup Asset Management in London, where he held senior-level responsibilities related to portfolio management, marketing and client service. Mr. Petryk joined Batterymarch in 2007 after spending eight years as Deputy Chief Investment Officer of Legg Mason Canada, with responsibility for domestic investment management, building the firm’s quantitative capabilities, product development and derivatives activities. He has managed this Portfolio since April 2008.

Prior to November 12, 2007, the Portfolio operated under the name “Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap Growth and Value,” had a different investment objective and followed different investment strategies.

Information about your portfolio
As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with

IV   Legg Mason Partners Variable Global Equity Portfolio

prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the “Notes to financial statements” included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 31, 2008

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Diversification does not assure against loss. The Portfolio may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Foreign stocks are subject to certain risks of overseas investing not associated with domestic investing, such as currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets. Please see the Portfolio’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	Source: Bloomberg, 7/08.

iii	Source: The Conference Board, 7/08.

iv	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

[v]	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

vii	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

viii	The MSCI World Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividends.

ix	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

Legg Mason Partners Variable Global Equity Portfolio   V

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Portfolio at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — June 30, 2008

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   1

Portfolio expenses (unaudited)

Example
As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2008 and held for the six months ended June 30, 2008.

Actual expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]

	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ACTUAL TOTAL	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
RETURN[2]	VALUE	VALUE	RATIO	THE PERIOD[3]
(9.83)%	$1,000.00	$901.70	1.00%	$4.73

[1]	For the six months ended June 30, 2008.

[2]	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

2   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

Hypothetical example for comparison purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]

HYPOTHETICAL	BEGINNING	ENDING	ANNUALIZED	EXPENSES
ANNUALIZED	ACCOUNT	ACCOUNT	EXPENSE	PAID DURING
TOTAL RETURN	VALUE	VALUE	RATIO	THE PERIOD[2]
5.00%	$1,000.00	$1,019.89	1.00%	$5.02

[1]	For the six months ended June 30, 2008.

[2]	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   3

Schedule of investments (unaudited)
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE

COMMON STOCKS — 97.5%

CONSUMER DISCRETIONARY — 6.1%

	Automobiles — 0.9%

6,450	DaimlerChrysler AG	$398,960

4,500	Peugeot SA	244,401

	Total Automobiles	643,361

	Hotels, Restaurants & Leisure — 1.5%

6,100	Bally Technologies Inc.*	206,180

64,000	Compass Group PLC	483,501

7,270	McDonald’s Corp.	408,719

	Total Hotels, Restaurants & Leisure	1,098,400

	Household Durables — 1.7%

25,000	Matsushita Electric Industrial Co., Ltd.	539,128

9,000	SEB SA	528,485

3,600	Snap-on Inc.	187,236

	Total Household Durables	1,254,849

	Internet & Catalog Retail — 0.6%

24	Dena Co., Ltd.	141,482

2,200	Priceline.com Inc.*	254,012

	Total Internet & Catalog Retail	395,494

	Media — 0.8%

6,810	DIRECTV Group Inc.*	176,447

13,220	Walt Disney Co.	412,464

	Total Media	588,911

	Specialty Retail — 0.2%

5,530	Aeropostale Inc.*	173,255

	Textiles, Apparel & Luxury Goods — 0.4%

5,000	NIKE Inc., Class B Shares	298,050

	TOTAL CONSUMER DISCRETIONARY	4,452,320

CONSUMER STAPLES — 10.1%

	Beverages — 1.3%

8,830	Coca-Cola Co.	458,983

29,950	Lion Nathan Ltd.	244,895

10,800	SABMiller PLC	247,675

	Total Beverages	951,553

See Notes to Financial Statements.

4   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Food & Staples Retailing — 4.2%

10,300	BJ’s Wholesale Club Inc.*	$398,610

14,100	CVS Corp.	557,937

23,200	Koninklijke Ahold NV	311,992

5,800	Safeway Inc.	165,590

9,830	Wal-Mart Stores Inc.	552,446

15,300	Wesfarmers Ltd.	545,779

32,900	William Morrison Supermarkets PLC	174,378

14,400	Woolworths Ltd.	336,712

	Total Food & Staples Retailing	3,043,444

	Food Products — 1.7%

7,300	Archer-Daniels-Midland Co.	246,375

7,200	CSM	251,587

8,300	IAWS Group PLC	207,813

8,000	Nestle SA, Registered Shares	360,721

7,400	Unilever NV, CVA	210,100

	Total Food Products	1,276,596

	Household Products — 0.5%

6,023	Procter & Gamble Co.	366,259

	Personal Products — 0.3%

5,640	Herbalife Ltd.	218,550

	Tobacco — 2.1%

10,490	Altria Group Inc.	215,674

21,200	British American Tobacco PLC	733,907

11,430	Philip Morris International Inc.	564,528

	Total Tobacco	1,514,109

	TOTAL CONSUMER STAPLES	7,370,511

ENERGY — 15.3%

	Energy Equipment & Services — 1.6%

5,200	Nabors Industries Ltd.*	255,996

5,000	Oil States International Inc.*	317,200

7,600	Patterson-UTI Energy Inc.	273,904

3,900	Unit Corp.*	323,583

	Total Energy Equipment & Services	1,170,683

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   5

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Oil, Gas & Consumable Fuels — 13.7%

5,700	Addax Petroleum Corp.	$275,529

5,500	Apache Corp.	764,500

47,520	BP PLC	551,743

8,300	Chevron Corp.	822,779

9,885	ConocoPhillips	933,045

4,900	Devon Energy Corp.	588,784

14,800	El Paso Corp.	321,752

1,600	EOG Resources Inc.	209,920

10,450	Exxon Mobil Corp.	920,958

3,200	Frontline Ltd.	224,994

7,000	Nexen Inc.	279,409

13,400	OAO Gazprom, ADR	777,200

7,200	Occidental Petroleum Corp.	646,992

8,100	Petro-Canada	454,122

3,800	Pioneer Natural Resources Co.	297,464

18,200	Royal Dutch Shell PLC, Class A Shares	749,017

5,400	St. Mary Land & Exploration Co.	349,056

4,390	Total SA	374,681

12,900	Williams Cos. Inc.	519,999

	Total Oil, Gas & Consumable Fuels	10,061,944

	TOTAL ENERGY	11,232,627

FINANCIALS — 15.1%

	Capital Markets — 0.9%

7,075	Bank of New York Mellon Corp.	267,647

3,300	Northern Trust Corp.	226,281

10,300	TD Ameritrade Holding Corp.*	186,327

	Total Capital Markets	680,255

	Commercial Banks — 5.9%
10,016	Alpha Bank AE	302,826

35,000	Banco Bilbao Vizcaya Argentaria SA	670,743

52,100	Banco Santander Central Hispano SA	957,428

5,010	Bank of Hawaii Corp.	239,478

5,040	Cullen/Frost Bankers Inc.	251,244

31,050	HSBC Holdings PLC	479,500

67,600	Kasikornbank Public Co., Ltd.	145,572

30	Mizuho Financial Group Inc.	140,126

16,650	National Australia Bank Ltd.	421,966

See Notes to Financial Statements.

6   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Commercial Banks — 5.9% continued

3,550	Royal Bank of Canada	$159,718

6,100	Standard Chartered PLC	173,649

3,090	Toronto-Dominion Bank	194,898

1,400	Unibanco-Uniao de Bancos Brasileiros SA, GDR*	177,702

	Total Commercial Banks	4,314,850
	Consumer Finance — 0.4%

10,450	Promise Co., Ltd.	292,273

	Diversified Financial Services — 1.8%

8,562	Bank of America Corp.	204,375

9,500	Credit Saison Co., Ltd.	199,501

77,000	Hokuhoku Financial Group Inc.	223,335

8,600	ING Groep NV, CVA	274,302

13,185	JPMorgan Chase & Co.	452,377

	Total Diversified Financial Services	1,353,890

	Insurance — 5.2%

3,800	ACE Ltd.	209,342

4,850	AFLAC Inc.	304,580

13,400	Assicurazioni Generali SpA	514,231

8,300	Assurant Inc.	547,468

7,900	Chubb Corp.	387,179

700	Fairfax Financial Holdings Ltd.	179,355

10,900	Tokio Marine Holdings Inc.	424,955

7,750	Travelers Cos. Inc.	336,350

29,800	Unum Group	609,410

1,050	Zurich Financial Services AG	269,086

	Total Insurance	3,781,956

	Real Estate Investment Trusts (REITs) — 0.9%

4,500	AMB Property Corp.	226,710

16,300	Annaly Capital Management Inc.	252,813

1,800	Vornado Realty Trust	158,400

	Total Real Estate Investment Trusts (REITs)	637,923

	TOTAL FINANCIALS	11,061,147

HEALTH CARE — 7.7%

	Biotechnology — 0.2%

2,750	Biogen Idec Inc.*	153,698

	Health Care Equipment & Supplies — 1.0%
2,800	Baxter International Inc.	179,032

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   7

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Health Care Equipment & Supplies — 1.0% continued

3,100	Becton, Dickinson & Co.	$252,030

7,000	Kinetic Concepts Inc.*	279,370

	Total Health Care Equipment & Supplies	710,432
	Health Care Providers & Services — 0.3%

5,200	Aetna Inc.	210,756

	Life Sciences Tools & Services — 0.4%

7,400	Invitrogen Corp.*	290,524

	Pharmaceuticals — 5.8%

21,300	AstraZeneca PLC	908,249

11,700	Bristol-Myers Squibb Co.	240,201

22,000	GlaxoSmithKline PLC	487,443

9,300	Johnson & Johnson	598,362

10,700	Novartis AG	589,842

30,750	Pfizer Inc.	537,202

4,100	Sanofi-Aventis	273,939

30,300	Schering-Plough Corp.	596,607

	Total Pharmaceuticals	4,231,845

	TOTAL HEALTH CARE	5,597,255

INDUSTRIALS — 12.7%

	Aerospace & Defense — 0.6%

2,300	Boeing Co.	151,156

2,500	Goodrich Corp.	118,650

2,600	United Technologies Corp.	160,420

	Total Aerospace & Defense	430,226

	Commercial Services & Supplies — 0.2%

2,500	Brink’s Co.	163,550

	Construction & Engineering — 0.3%

2,900	Bouygues SA	192,529

	Electrical Equipment — 0.8%

18,300	ABB Ltd.*	521,166

2,000	Prysmian SpA	50,674

	Total Electrical Equipment	571,840

	Industrial Conglomerates — 1.8%

15,175	General Electric Co.	405,021

112,000	Keppel Corp., Ltd.	916,838

	Total Industrial Conglomerates	1,321,859

See Notes to Financial Statements.

8   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Machinery — 4.4%

5,200	AGCO Corp.*	$272,532

6,700	Caterpillar Inc.	494,594

4,300	Cummins Inc.	281,736

7,000	Deere & Co.	504,910

2,500	Flowserve Corp.	341,750

5,200	GEA Group AG	183,748

5,200	KCI Konecranes Oyj	215,356

5,600	Manitowoc Co. Inc.	182,168

2,500	Parker Hannifin Corp.	178,300

2,900	Terex Corp.*	148,973

18,200	Volvo AB	223,554

3,700	Wartsila Oyj	232,764

	Total Machinery	3,260,385

	Marine — 0.4%

27,000	Nippon Yusen Kabushiki Kaisha	259,601

	Road & Rail — 1.3%

2,600	Burlington Northern Santa Fe Corp.	259,714

7,700	CSX Corp.	483,637

3,200	Union Pacific Corp.	241,600

	Total Road & Rail	984,951

	Trading Companies & Distributors — 2.9%

30,000	Itochu Corp.	319,522

57,000	Marubeni Corp.	476,118

19,500	Mitsubishi Corp.	642,716

32,000	Mitsui & Co., Ltd.	706,658

	Total Trading Companies & Distributors	2,145,014

	TOTAL INDUSTRIALS	9,329,955

INFORMATION TECHNOLOGY — 11.0%

	Communications Equipment — 2.6%

7,300	Cisco Systems Inc.*	169,798

25,700	Corning Inc.	592,385

35,965	Nokia Oyj	877,261

2,600	Research In Motion Ltd.*	305,497

	Total Communications Equipment	1,944,941

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   9

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Computers & Peripherals — 3.6%

14,600	Dell Inc.*	$319,448

22,650	Hewlett-Packard Co.	1,001,357

10,850	International Business Machines Corp.	1,286,050

	Total Computers & Peripherals	2,606,855

	IT Services — 1.3%

11,000	Accenture Ltd., Class A Shares	447,920

18,900	Indra Sistemas SA	491,665

	Total IT Services	939,585

	Semiconductors & Semiconductor Equipment — 1.1%

27,520	Intel Corp.	591,130

8,370	Texas Instruments Inc.	235,699

	Total Semiconductors & Semiconductor Equipment	826,829

	Software — 2.4%

7,600	BMC Software Inc.*	273,600

38,970	Microsoft Corp.	1,072,064

19,500	Oracle Corp.*	409,500

	Total Software	1,755,164

	TOTAL INFORMATION TECHNOLOGY	8,073,374

MATERIALS — 9.6%

	Chemicals — 4.3%

3,900	Agrium Inc.	420,954

13,700	BASF AG	945,345

7,500	Bayer AG	631,376

2,450	CF Industries Holdings Inc.	374,360

2,300	Incitec Pivot Ltd.	406,927

6,900	Terra Industries Inc.	340,515

	Total Chemicals	3,119,477

	Containers & Packaging — 0.2%

4,500	Owens-Illinois Inc.*	187,605

	Metals & Mining — 5.1%
3,400	ArcelorMittal	336,230

31,200	BHP Billiton PLC	1,192,508

2,400	Evraz Group SA GDR	279,600

4,900	Fording Canadian Coal Trust	469,003

7,480	Rio Tinto PLC	894,766

12,600	Thompson Creek Metals Co. Inc.*	246,397

See Notes to Financial Statements.

10   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
	Metals & Mining — 5.1% continued

4,000	Xstrata PLC	$320,423

	Total Metals & Mining	3,738,927

	TOTAL MATERIALS	7,046,009

TELECOMMUNICATION SERVICES — 5.5%
	Diversified Telecommunication Services — 3.8%

18,258	AT&T Inc.	615,112

21,700	France Telecom SA	639,339

39,306	Telefonica SA	1,044,790

122,100	Telstra Corp., Ltd.	495,106

	Total Diversified Telecommunication Services	2,794,347

	Wireless Telecommunication Services — 1.7%

30	KDDI Corp.	185,328

354,300	Vodafone Group PLC	1,051,962

	Total Wireless Telecommunication Services	1,237,290

	TOTAL TELECOMMUNICATION SERVICES	4,031,637

UTILITIES — 4.4%

	Electric Utilities — 1.9%

2,050	E.ON AG	413,685

4,000	Edison International	205,520

56,300	Enel SpA	535,480

3,900	Union Fenosa SA*	227,352

	Total Electric Utilities	1,382,037

	Gas Utilities — 1.1%

39,300	Centrica PLC	242,722

135,000	Tokyo Gas Company Limited	544,119

	Total Gas Utilities	786,841

	Multi-Utilities — 1.4%

5,880	Dominion Resources Inc.	279,241

6,100	RWE AG	770,663

	Total Multi-Utilities	1,049,904

	TOTAL UTILITIES	3,218,782

	TOTAL COMMON STOCKS (Cost — $70,281,205)	71,413,617

PREFERRED STOCKS — 0.7%

FINANCIALS — 0.5%

	Commercial Banks — 0.5%

16,875	Banco Itau Holding Financeira SA	344,852

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   11

Schedule of investments (unaudited) continued
June 30, 2008

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SHARES	SECURITY	VALUE
MATERIALS — 0.2%

	Metals & Mining — 0.2%

4,000	Usinas Siderurgicas de Minas Gerais SA, Class A Shares	$198,088

	TOTAL PREFERRED STOCKS (Cost — $550,549)	542,940

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $70,831,754)	71,956,557

FACE
AMOUNT
SHORT-TERM INVESTMENT — 2.0%

	Repurchase Agreement — 2.0%

$1,444,000	State Street Bank & Trust Co. dated 6/30/08, 1.120% due 7/1/08; Proceeds at maturity — $1,444,045; (Fully collateralized by U.S. Treasury Notes, 2.125% due 1/31/10; Market value — $1,473,675) (Cost — $1,444,000)	1,444,000

	TOTAL INVESTMENTS — 100.2% (Cost — $72,275,754#)	73,400,557

	Liabilities in Excess of Other Assets — (0.2)%	(146,675)

	TOTAL NET ASSETS — 100.0%	$73,253,882

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR — American Depositary Receipt
CVA — Certification van aandelen (Share Certificates)
GDR — Global Depositary Receipt

See Notes to Financial Statements.

12   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO

SUMMARY OF INVESTMENTS BY COUNTRY† (unaudited)
United States	45.3%

United Kingdom	10.8

Japan	6.9

Spain	4.6

Germany	4.6

Canada	4.1

Australia	3.3

France	3.1

Switzerland	2.4

Netherlands	2.4

Finland	1.8

Italy	1.5

Bermuda	1.3

Singapore	1.2

Russia	1.1

Brazil	1.0

Luxembourg	0.8

Cayman Islands	0.6

Greece	0.4

Sweden	0.3

Ireland	0.3

Thailand	0.2

Short-term investment	2.0

100%

†	As a percentage of total investments. Please note that Portfolio holdings are as of June 30, 2008 and are subject to change.

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   13

Statement of assets and liabilities (unaudited)
June 30, 2008

ASSETS:

Investments, at value (Cost — $72,275,754)	$73,400,557

Foreign currency, at value (Cost — $83,888)	84,112

Cash	686

Receivable for securities sold	719,493

Dividends and interest receivable	151,993

Receivable for Portfolio shares sold	2,000

Prepaid expenses	636

Total Assets	74,359,477

LIABILITIES:

Payable for securities purchased	1,006,410

Investment management fee payable	47,769

Payable for Portfolio shares repurchased	5,130

Trustees’ fees payable	757

Accrued expenses	45,529

Total Liabilities	1,105,595

TOTAL NET ASSETS	$73,253,882

NET ASSETS:

Par value (Note 5)	$52

Paid in capital in excess of par value	73,778,891

Undistributed net investment income	764,171

Accumulated net realized loss on investments and foreign currency transactions	(2,412,906)

Net unrealized appreciation on investments and foreign currencies	1,123,674

TOTAL NET ASSETS	$73,253,882

Shares Outstanding:	5,189,534

Net Asset Value:	$14.12

See Notes to Financial Statements.

14   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

Statement of operations (unaudited)
For the Six Months Ended June 30, 2008

INVESTMENT INCOME:

Dividends	$1,272,734

Interest	6,750

Less: Foreign taxes withheld	(87,313)

Total Investment Income	1,192,171

EXPENSES:

Investment management fee (Note 3)	299,594

Distribution fees (Note 3)	99,865

Shareholder reports	52,895

Legal fees	30,333

Audit and tax	15,377

Custody fees	14,451

Trustees’ fees	2,304

Insurance	1,745

Transfer agent fees	45

Miscellaneous expenses	974

Total Expenses	517,583

Less: Fee waivers and/or expense reimbursements (Note 3)	(118,138)

Net Expenses	399,445

NET INVESTMENT INCOME	792,726

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 4):

Net Realized Gain (Loss) From:

Investment transactions	(2,275,978)

Foreign currency transactions	6,403

Net Realized Loss	(2,269,575)

Change in Net Unrealized Appreciation/Depreciation From:

Investment transactions	(7,291,526)

Foreign currency transactions	(980)

Change in Net Unrealized Appreciation/Depreciation	(7,292,506)

Net Loss on Investments and Foreign Currency Transactions	(9,562,081)

DECREASE IN NET ASSETS FROM OPERATIONS	$(8,769,355)

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   15

Statements of changes in net assets

FOR THE SIX MONTHS ENDED JUNE 30, 2008 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2007	2008	2007
OPERATIONS:

Net investment income	$792,726	$764,899

Net realized gain (loss)	(2,269,575)	12,974,024

Change in net unrealized appreciation/depreciation	(7,292,506)	(9,097,173)

Increase (Decrease) in Net Assets From Operations	(8,769,355)	4,641,750

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):

Net investment income	(50,004)	(525,010)

Net realized gains	(9,079,591)	(4,490,658)

Decrease in Net Assets From Distributions to Shareholders	(9,129,595)	(5,015,668)

FUND SHARE TRANSACTIONS (NOTE 5):

Net proceeds from sale of shares	1,285,254	6,132,428

Reinvestment of distributions	9,129,595	5,015,668

Cost of shares repurchased	(11,264,245)	(14,209,422)

Decrease in Net Assets From Portfolio Share Transactions	(849,396)	(3,061,326)

DECREASE IN NET ASSETS	(18,748,346)	(3,435,244)

NET ASSETS:

Beginning of period	92,002,228	95,437,472

End of period*	$73,253,882	$92,002,228

* Includes undistributed net investment income of:	$764,171	$21,449

See Notes to Financial Statements.

16   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:

	2008[1,2]	2007[2]	2006[2]	2005	2004	2003[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$17.82	$17.95	$16.17	$15.44	$14.11	$10.78

INCOME (LOSS) FROM OPERATIONS:

Net investment income	0.16	0.15	0.15	0.10	0.07	0.04

Net realized and unrealized gain (loss)	(1.87)	0.74	2.31	0.91	1.38	3.36

Total income (loss) from operations	(1.71)	0.89	2.46	1.01	1.45	3.40

LESS DISTRIBUTIONS FROM:

Net investment income	(0.01)	(0.11)	(0.21)	(0.11)	(0.07)	(0.02)

Net realized gains	(1.98)	(0.91)	(0.47)	(0.17)	(0.05)	(0.05)

Total distributions	(1.99)	(1.02)	(0.68)	(0.28)	(0.12)	(0.07)

NET ASSET VALUE, END OF PERIOD	$14.12	$17.82	$17.95	$16.17	$15.44	$14.11

Total return[3]	(9.83)%	4.91%	15.20%	6.54%	10.25%	31.55%

NET ASSETS, END OF PERIOD (000s)	$73,254	$92,002	$95,437	$82,564	$49,381	$10,974

RATIOS TO AVERAGE NET ASSETS:

Gross expenses	1.30%[4]	1.16%	1.15%[5]	1.15%	1.28%	2.56%

Net expenses[6,7]	1.00 [4]	0.88	0.87 [5]	0.90	1.00	1.00

Net investment income	1.98 [4]	0.80	0.88	0.64	0.75	0.36

PORTFOLIO TURNOVER RATE	80%	81%	18%	18%	10%	6%

[1]	For the six months ended June 30, 2008 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.09% and 0.84%, respectively.

[6]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00%.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   17

Notes to financial statements (unaudited)

1.	Organization and significant accounting policies
Legg Mason Partners Variable Global Equity Portfolio (the “Portfolio”) is a separate diversified series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts,

18   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2008, no provision for income tax would be required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   19

Notes to financial statements (unaudited) continued

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment valuation
Effective January 1, 2008, the Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

20   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

				SIGNIFICANT
			OTHER SIGNIFICANT	UNOBSERVABLE
		QUOTED PRICES	OBSERVABLE INPUTS	INPUTS
	JUNE 30, 2008	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$73,400,557	$71,956,557	$1,444,000	—

Other Financial Instruments*	—	—	—	—

Total	$73,400,557	$71,956,557	$1,444,000	—

*	Other financial instruments include options, futures, swaps and forward contracts.

3. Investment management agreement and other transactions with affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager. Effective April 28, 2008 Batterymarch Financial Management, Inc. (“Batterymarch”) became the Portfolio’s new subadviser. Prior to April 28, 2008, ClearBridge Advisors, LLC (“ClearBridge”) was the Portfolio’s subadviser. LMPFA, Batterymarch and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to Batterymarch the day-to-day portfolio management of the Portfolio, except for the management of cash and short-term investments. For its services, LMPFA pays Batterymarch 70% of the net management fee it receives from the Portfolio.

During the six months ended June 30, 2008, the Portfolio had a voluntary expense limitation in place of 1.00%.

During the six months ended June 30, 2008, the Portfolio was reimbursed for expenses in the amount of $18,273.

Effective January 1, 2008, the manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Portfolio’s prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap.

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   21

Notes to financial statements (unaudited) continued

Legg Mason Investor Services, LLC a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan, the Portfolio pays a distribution fee of 0.25% of the Portfolio’s average daily net assets. These fees are calculated daily and paid monthly.

During the six months ended June 30, 2008, LMIS waived all of its distribution fees for the Portfolio, resulting in waivers of $99,865. The distribution plan fee waiver can be terminated at any time.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

4.	Investments
During the six months ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$64,456,908

Sales	74,357,062

At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,298,710

Gross unrealized depreciation	(4,173,907)

Net unrealized appreciation	$1,124,803

5.	Shares of beneficial interest
At June 30, 2008, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Prior to April 27, 2007, the Trust had an unlimited number of shares authorized with a par value of $0.001 per share.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED	YEAR ENDED
	JUNE 30, 2008	DECEMBER 31, 2007
Shares sold	78,430	331,750

Shares issued on reinvestment	631,806	279,420

Shares repurchased	(683,734)	(765,822)

Net increase (decrease)	26,502	(154,652)

22   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

6.	Regulatory matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolio, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as subtransfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   23

Notes to financial statements (unaudited) continued

distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

7.	Legal matters
Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages,

24   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 6. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report   25

Notes to financial statements (unaudited) continued

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgement was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

8.	Recent accounting pronouncement
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

26   Legg Mason Partners Variable Global Equity Portfolio 2008 Semi-Annual Report

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Legg Mason Partners
Variable Global Equity Portfolio

Trustees

Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Batterymarch Financial Management, Inc.

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agent

PNC Global Investment Servicing
(formerly, PFPC Inc.)
4400 Computer Drive
Westborough, Massachusetts 01581

Independent registered public
accounting firm

KPMG LLP
345 Park Avenue
New York, New York 10154

Legg Mason Partners Variable Global Equity Portfolio
The Portfolio is a separate investment series of the Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE GLOBAL EQUITY PORTFOLIO
Legg Mason Partners Funds
55 Water Street
New York, New York 10041

The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Partners Variable Global Equity Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC
Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

• Each was purposefully chosen for their commitment to investment excellence.

• Each is focused on specific investment styles and asset classes.

• Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	In the Pensions & Investments May 27, 2008 ranking, Legg Mason is the 9th largest asset manager in the world based on worldwide assets under management as of December 31, 2007.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX011193 8/08 SR08-627

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. Principal Accountant Fees and Services
Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken (R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date: August 28, 2008

By:	/s/ Kaprel Ozsolak (Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust

Date: August 28, 2008